Cover Document	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	Qnity Electronics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42619
Entity Tax Identification Number	33-3002745
Entity Address, Address Line One	974 Centre Road,
Entity Address, Address Line Two	Building 735
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(302)
Local Phone Number	450-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	Q
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0002058873
Amendment Flag	false